Schedule of Investments
March 31, 2020 (unaudited)
Tactical Growth Allocation Fund

			Shares or Principal
Security Description			Amount ($)	Fair Value ($)(1)

Common Stocks - 13.61%

Broadwoven Fabric Mills, Cotton - 1.51%
JPS Industries, Inc.			14,500	720,215

Cable & Other Pay Television Services - 0.33%
Charter Communications, Inc. Class-A (2)			360	157,072

Electric Services - 0.62%
Apple, Inc.			1,156	293,959

Measuring & Controlling Devices, Nec - 0.66%
Thermo Fisher Scientific, Inc.			1,105	313,378

Oil, Gas Field Services, Nec - 0.08%
Schlumberger Ltd.			2,915	39,323

Operative Builders - 0.31%
Horton D.R., Inc.			4,308	146,472

Retail-Catalog & Mail-Order Houses - 0.56%
Amazon.com, Inc. (2)			137	267,112

Retail-Eating & Drinking Places - 0.17%
Starbucks Corp.			1,206	79,282

Retail-Variety Stores - 0.11%
Walmart, Inc.			462	52,492

Services-Business Services, Nec - 2.13%
Alibaba Group Holding Ltd. ADR (2)			849	165,114
Mercadolibre, Inc. (2)			278	135,825
PayPal Holdings, Inc. (2)			1,615	154,620
Uber Technologies, Inc. (2)			11,406	318,456
Visa, Inc. Class-A			1,504	242,324

				1,016,339

Services-Computer Integrated Systems Design - 0.66%
GoDaddy, Inc. Class-A (2)			5,521	315,304

Services-Computer Processing & Data Preparation - 0.64%
RingCentral, Inc. Class-A (2)			1,453	307,905

Services-Computer Programming, Data Processing, Etc. - 2.18%
Alphabet, Inc. Class-A (2)			78	90,632
Alphabet, Inc. Class-C (2)			304	353,494
Facebook, Inc. Class-A (2)			1,472	245,530
Match Group, Inc. (2)			5,301	350,078

				1,039,734

Services-Miscellaneous Amusement & Recreation - 0.48%
Walt Disney Co. (2)			2,371	229,039

Services-Prepackaged Software - 3.18%
Adobe, Inc. (2)			480	152,755
Coupa Software, Inc. (2)			1,123	156,917
Guidewire Software, Inc. (2)			1,941	153,941
Microsoft Corp.			1,909	301,068
Okta, Inc. Class-A (2)			1,322	161,628
Salesforce.com, Inc. (2)			993	142,972
Shopify, Inc. Class-A (2)			702	292,685
Square, Inc. Class-A			3,001	157,192

				1,519,158

Total Common Stocks			(Cost $ 6,438,835)	6,496,784

Corporate Bonds - 20.30%

Communications Equipment - 0.21%
American Tower Corp., 3.30%, 02/15/2021			100,000	99,981

Communications Equipment - 0.73%
Nextera Energy Capital Holdings, Inc., 3.342%, 09/01/2020			250,000	250,258
Southern California Edison Co., 2.375%, 01/15/2021			300,000	99,718

				349,976

Electric, Gas & Sanitary Services - 0.63%
Berkshire Hathaway Energy Co., 2.375%, 01/15/2021			300,000	300,728

Electronic & Other Electrical Equipment (No Computer Equip) - 0.21%
General Electric Co., 5.30%, 02/11/2021			100,000	101,223

Finance Services - 1.16%
American Express Co., 3.70%, 11/05/2021			200,000	204,621
General Motors Financial Co., Inc., 2.65%, 04/13/2020			350,000	349,728

				554,349

Fire, Marine & Casualty Insurance - 0.43%
American International Group, Inc., 6.40%, 12/15/2020			200,000	205,625

Hospital & Medical Service Plans - 0.94%
Anthem, Inc., 4.35%, 08/15/2020			150,000	151,059
Anthem, Inc., 2.50%, 11/21/2020			100,000	99,639
Unitedhealth Group, Inc., 2.70%, 07/15/2020			200,000	200,019

				450,717

Hotels & Motels - 0.25%
Marriott International, Inc., 2.875%, 03/01/2021			125,000	117,006

Insurance Agents Brokers & Services - 1.16%
AON Corp., 5.00%, 09/30/2020			350,000	353,522
Marsh & McLennan Cos., Inc., 3.50%, 12/29/2020			200,000	201,481

				555,003

Miscellaneous Business Credit Institution - 1.08%
IBM Credit, LLC., 1.80%, 01/20/2021			325,000	324,833
Ford Motor Credit Co., LLC., 3.336%, 03/18/2021			200,000	191,960

				516,793

Motor Vechicles & Passenger Car Bodies - 0.93%
Daimler Finance North America, LLC. REGS, 3.00%, 02/22/2021			100,000	97,181
Daimler Finance North America, LLC. REGS, 3.35%, 05/04/2021			150,000	148,482
Fiat Chrysler Automobiles N.V., 4.50%, 04/15/2020			200,000	199,418

				445,081

National Commercial Banks - 4.41%
Bank of America Corp., 5.875%, 01/05/2021			200,000	204,015
Capital One Financial Co., 2.40%, 10/30/2020			325,000	324,328
Citigroup, Inc., 5.375%, 08/09/2020			376,000	379,744
JPMorgan Chase & Co., 2.55%, 03/01/2021			425,000	426,016
Keybank N.A., 3.35%, 06/15/2021			200,000	201,909
Manufacturers & Traders Trust Co., 2.05%, 08/17/2020			125,000	124,685
Societe Generale REGS, 2.50%, 04/08/2021			200,000	196,584
Wells Fargo & Co., 2.55%, 12/07/2020			250,000	250,598

				2,107,879

Plastics, Materials, Synth Resins & Nonvulcan Elastomers - 0.32%
DuPont de Nemours, Inc., 3.776%, 11/15/2020			150,000	150,471

Railroads, Line-Haul Operating - 0.85%
Norfolk Southern Railway Co., 9.75%, 06/15/2020			400,000	404,742

Refuse Systems - 0.47%
Waste Management, Inc., 4.75%, 06/30/2020			225,000	226,445

Retail-Drug Stores & Proprietary Stores - 1.05%
Express Script Holding Co., 2.60%, 11/30/2020			500,000	499,279

Savings Institutions, Federally Chartered - 0.63%
HSBC Holdings Plc., 2.65%, 01/05/2022			300,000	299,585

Security Brokers, Dealers & Flotation Companies - 1.64%
Goldman Sachs Group, Inc., 2.35%, 11/15/2021			250,000	249,695
Morgan Stanley, 2.80%, 06/16/2020			282,000	281,961
Morgan Stanley, 5.50%, 06/16/2020			250,000	252,361

				784,017

Semiconductors & Related Devices - 0.94%
Analog Devices, Inc., 2.95%, 01/12/2021			250,000	250,270
Xilinx, Inc., 3.00%, 03/15/2021			200,000	199,932

				450,202

Short-Term Business Credit Institutions, Except Agricultural - 0.53%
John Deere Capital Corp., 2.55%, 01/08/2021			250,000	250,833

State Commercial Banks - 0.63%
State Street Corp., 2.55%, 08/18/2020			300,000	300,486

Telephone Communications (No Radio Telephone) - 0.26%
AT&T, Inc., 2.80%, 02/17/2021			125,000	125,553

Wholesale-Groceries & Related Products - 0.83%
Sysco Corp., 2.60%, 10/01/2020			400,000	396,219

Total Corporate Bonds			(Cost $ 9,738,414)	9,692,193

Registered Investment Companies - 49.15%

Aberdeen Standard Physical Palladium Shares ETF (2) (8)			136	30,218
Direxion Daily 20+ Year Treasury Bull 3X Shares ETF (8)			2,841	119,635
First Trust Enhanced Short Maturity ETF (8)			1,705	100,646
First Trust Managed Futures Strategy Fund ETF (2) (8)			241	10,522
iShares 1-3 Year Treasury Bond ETF (8)			22,100	1,915,407
iShares 20+ Year Treasury Bond ETF (8)			4,675	771,235
iShares Core U.S. Aggregate Bond ETF (8)			3,324	383,490
iShares ESG U.S. Aggregate Bond ETF (8)			6,858	380,022
iShares Short-Term Corporate Bond ETF (8)			9,000	471,240
iShares U.S. Real Estate ETF (8)			435	30,263
iShares U.S. Treasury Bond ETF (8)			1,093	30,615
iPath Series B S&P 500 VIX Short-Term Futures ETN (2)			7,260	335,775
JPMorgan Diversified Return U.S. Equity ETF (8)			52,068	3,053,268
JPMorgan U.S. Aggregate Bond ETF (8)			127,339	3,438,153
ProShares Short S&P500 EFT (8)			130,000	3,595,800
ProShares Short VIX Short-Term Futures ETF (2) (8)			37,660	1,167,837
ProShares Ultra VIX Short-Term Futures ETF (2) (8)			5,270	308,611
ProShares UltraPro QQQ ETF (2) (8)			10,518	501,078
ProShares UltraPro Short QQQ ETF (8)			6,627	128,961
ProShares UltraPro Short S&P500 ETF (8)			10,918	263,342
ProShares UltraShort 20+ Year Treasury ETF (8)			15,577	250,478
ProShares VIX Short-Term Futures ETF (2) (8)			9,043	343,001
Proshares UltraPro S&P 500 ETF (8)			13,607	375,961
SPDR Bloomberg Barclays 1-3 Month T-Bill ETF (8)			28,398	2,602,109
SPDR Gold Shares ETF (2) (8)			3,315	490,786
SPDR S&P 500 ETF Trust (8)			5,700	1,469,175
Vanguard Short-Term Corporate Bond Index Fund ETF (8)			11,400	901,740

Total Registered Investment Companies			(Cost $ 24,372,874)	23,469,368

U.S. Government Obligations - 3.15%

U.S. Treasury Note Bond 1.50%, 04/15/2020			1,000,000	1,000,543
U.S. Treasury Note Bond 1.50%, 07/15/2020			300,000	301,266
U.S. Treasury Note Bond 2.75%, 09/30/2020			200,000	202,625

Total U.S. Government Obligations			(Cost $ 1,500,624)	1,504,434

Money Market Registered Investment Companies - 11.54%

First American Treasury Obligation Fund Class-X, 0.32% (5)			5,512,484	5,512,484

Total Money Market Registered Investment Companies			(Cost $ 5,512,484)	5,512,484

Total Investments - 100.48%			(Cost $ 48,777,017)	47,983,198

Liabilities in Excess of Other Assets - (0.48%)				(231,098)

Total Net Assets - 100.00%				47,752,100

Options

	Long (Short)		Notional Value of	Fair
	Contracts	Expiration Date	Contracts ($)	Value ($)

Call Options
SPDR S&P 500 ETF Trust, Strike $310.00	70	6/19/2020	1,804,110	4,690
SPDR S&P 500 ETF Trust, Strike $315.00	56	6/19/2020	1,443,288	2,464
SPDR S&P 500 ETF Trust, Strike $242.00	20	9/18/2020	515,460	66,590
SPDR S&P 500 ETF Trust, Strike $310.00	14	9/18/2020	360,822	3,892
SPDR S&P 500 ETF Trust, Strike $317.00	57	9/18/2020	1,469,061	12,198
SPDR S&P 500 ETF Trust, Strike $327.00	30	9/18/2020	773,190	2,640
SPDR S&P 500 ETF Trust, Strike $275.00	20	12/18/2020	515,460	36,300
SPDR S&P 500 ETF Trust, Strike $276.00	30	12/18/2020	773,190	55,140
SPDR S&P 500 ETF Trust, Strike $337.00	40	12/18/2020	1,030,920	5,420
SPDR S&P 500 ETF Trust, Strike $258.00	15	1/15/2021	386,595	41,025
SPDR S&P 500 ETF Trust, Strike $275.00	15	1/15/2021	386,595	28,875
SPDR S&P 500 ETF Trust, Strike $278.00	30	1/15/2021	773,190	51,120
SPDR S&P 500 ETF Trust, Strike $312.00	30	1/15/2021	773,190	18,000
SPDR S&P 500 ETF Trust, Strike $291.00	14	3/19/2021	360,822	18,158
SPDR S&P 500 ETF Trust, Strike $293.00	30	3/19/2021	773,190	36,675
SPDR S&P 500 ETF Trust, Strike $301.00	16	3/19/2021	412,368	15,176

	487		12,551,451	398,363

Put Options
SPDR S&P 500 ETF Trust, Strike $218.00	30	6/19/2020	773,190	25,320
SPDR S&P 500 ETF Trust, Strike $235.00	27	6/19/2020	695,871	33,966
SPDR S&P 500 ETF Trust, Strike $305.00	126	6/19/2020	3,247,398	617,526
SPDR S&P 500 ETF Trust, Strike $297.00	55	9/18/2020	1,417,515	232,760

	238		6,133,974	909,572

Call Options Written
SPDR S&P 500 ETF Trust, Strike $274.00	27	6/19/2020	695,871	(26,136)
SPDR S&P 500 ETF Trust, Strike $351.00	126	6/19/2020	3,247,398	(2,142)
SPDR S&P 500 ETF Trust, Strike $292.00	20	9/18/2020	515,460	(14,740)
SPDR S&P 500 ETF Trust, Strike $350.00	30	9/18/2020	773,190	(840)
SPDR S&P 500 ETF Trust, Strike $361.00	75	9/18/2020	1,932,975	(2,025)
SPDR S&P 500 ETF Trust, Strike $315.00	50	12/18/2020	1,288,650	(20,550)
SPDR S&P 500 ETF Trust, Strike $368.00	40	12/18/2020	1,030,920	(1,360)
SPDR S&P 500 ETF Trust, Strike $310.00	15	1/15/2021	386,595	(8,820)
SPDR S&P 500 ETF Trust, Strike $335.00	15	1/15/2021	386,595	(3,225)
SPDR S&P 500 ETF Trust, Strike $340.00	30	1/15/2021	773,190	(4,500)
SPDR S&P 500 ETF Trust, Strike $349.00	30	1/15/2021	773,190	(2,880)
SPDR S&P 500 ETF Trust, Strike $345.00	14	3/19/2021	360,822	(2,359)
SPDR S&P 500 ETF Trust, Strike $350.00	60	3/19/2021	1,546,380	(9,000)
SPDR S&P 500 ETF Trust, Strike $360.00	16	3/19/2021	412,368	(2,000)

	548		14,123,604	(100,577)

Put Options Written
SPDR S&P 500 ETF Trust, Strike $185.00	60	6/19/2020	1,546,380	(21,480)
SPDR S&P 500 ETF Trust, Strike $200.00	27	6/19/2020	695,871	(14,850)
SPDR S&P 500 ETF Trust, Strike $310.00	70	6/19/2020	1,804,110	(376,670)
SPDR S&P 500 ETF Trust, Strike $315.00	56	6/19/2020	1,443,288	(327,152)
SPDR S&P 500 ETF Trust, Strike $205.00	20	9/18/2020	515,460	(19,060)
SPDR S&P 500 ETF Trust, Strike $295.00	30	9/18/2020	773,190	(132,090)
SPDR S&P 500 ETF Trust, Strike $310.00	14	9/18/2020	360,822	(79,842)
SPDR S&P 500 ETF Trust, Strike $317.00	37	9/18/2020	953,601	(237,873)
SPDR S&P 500 ETF Trust, Strike $235.00	50	12/18/2020	1,288,650	(99,500)
SPDR S&P 500 ETF Trust, Strike $304.00	40	12/18/2020	1,030,920	(221,060)
SPDR S&P 500 ETF Trust, Strike $220.00	15	1/15/2021	386,595	(24,645)
SPDR S&P 500 ETF Trust, Strike $247.00	15	1/15/2021	386,595	(38,100)
SPDR S&P 500 ETF Trust, Strike $250.00	30	1/15/2021	773,190	(78,840)
SPDR S&P 500 ETF Trust, Strike $281.00	30	1/15/2021	773,190	(117,600)
SPDR S&P 500 ETF Trust, Strike $260.00	14	3/19/2021	360,822	(45,164)
SPDR S&P 500 ETF Trust, Strike $270.00	16	3/19/2021	412,368	(58,240)

	524		13,505,052	(1,892,166)

(1) Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments.
These inputs are summarized in the three broad levels listed below.
• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of March 31, 2020 in valuing the Fund's assets carried at fair value:

			Investments in	Other Financial
Valuation Inputs			Securities	Instruments (9)
Level 1 - Quoted Prices			$46,478,764	$(1,992,743)
Level 2 - Other Significant Observable Inputs			1,504,434	-
Level 3 - Significant Unobservable Inputs			-	-
Total			$47,983,198	$(1,992,743)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment
Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2) Represents non-income producing securities.
(3) All or a portion of this security is on loan.
(4) Investment purchased with cash received as securities lending collateral. The yield shown represents the 7-day yield in effect at March 31, 2020.
(5) Investment in affiliate. The yield shown represents the 7-day yield in effect at March 31, 2020.
(6) Assets of affiliates to the Conservative Allocation Fund held for the benefit of the Fund's Trustees in connection with the Trustees Deferred Compensation Plan.
(7) Fair valued security deemed as Level 3 security.
(8) Exchange-traded fund.
(9) Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.